Note 16 - Related Party Transactions (Details Textual)										1 Months Ended	3 Months Ended		12 Months Ended
	Jul. 07, 2023 USD ($)	Jul. 01, 2023 USD ($) shares	May 09, 2023 shares	May 05, 2023 USD ($) $ / shares shares	May 01, 2023 USD ($)	Feb. 01, 2023 USD ($)	Dec. 30, 2022	Sep. 02, 2022 USD ($)	Jul. 12, 2022 USD ($)	Apr. 30, 2023 USD ($)	Mar. 31, 2024 USD ($) $ / shares	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Aug. 30, 2022 USD ($) shares
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares											$ 0.0001		$ 0.0001	$ 0.0001
Proceeds from Warrant Exercises | $													$ 184,000	$ 0
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio							200
Predecessor Company [Member]
Investment Owned, Balance, Shares (in shares) | shares															105,000
Progressive Care [Member]
Investment Owned, Balance, Shares (in shares) | shares		402,269		455,000											3,000
Investment Owned, Price Per Share (in dollars per share) | $ / shares				$ 2.2
Investment Owned, Cost | $				$ 1,000,000											$ 8,300,000
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares				$ 0.0001
Proceeds from Warrant Exercises | $		$ 506,000
Investment Owned, Balance, Shares From Warrants Exercised (in shares) | shares		230,000
Iliad [Member] | Secured Convertible Promissory Note [Member]
Payments to Acquire Notes Receivable | $								$ 1,000,000
Debt Conversion Agreement [Member] | Predecessor Company [Member]
Long-Term Debt, Gross | $															$ 2,800,000
Lauren Sturges Fernandez [Member]
Annual Salary | $									$ 95,000	$ 125,000
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold | $												$ 10,995		$ 10,995
CEO and Board Member [Member] | Iliad [Member] | Secured Convertible Promissory Note [Member]
Payments to Acquire Notes Receivable, Including Contributions by Related Parties | $								2,300,000
Chief Operating Officer [Member] | Iliad [Member] | Secured Convertible Promissory Note [Member]
Payments to Acquire Notes Receivable | $								$ 400,000
NextPlat Corp [Member] | Progressive Care [Member] | Debt Converted to Common Stock [Member]
Debt Conversion, Converted Instrument, Shares Issued (in shares) | shares			570,599	570,599
NextPlat Corp [Member] | Predecessor Company [Member]
Investment Owned, Balance, Shares (in shares) | shares															45,653
Chief Executive Officer [Member] | Progressive Care [Member] | Inducement Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares			190,000
Chief Executive Officer [Member] | Progressive Care [Member] | Debt Converted to Common Stock [Member]
Debt Conversion, Converted Instrument, Shares Issued (in shares) | shares			228,240
Chief Executive Officer [Member] | Predecessor Company [Member]
Investment Owned, Balance, Shares (in shares) | shares															18,261
Chief Executive Officer [Member] | Progressive Care [Member]
Investment Owned, Balance, Shares From Warrants Exercised (in shares) | shares		211,470
Board Member [Member] | Progressive Care [Member] | Inducement Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares			30,000
Board Member [Member] | Progressive Care [Member] | Debt Converted to Common Stock [Member]
Debt Conversion, Converted Instrument, Shares Issued (in shares) | shares			228,240
Board Member [Member] | Predecessor Company [Member]
Investment Owned, Balance, Shares (in shares) | shares															18,261
Board Member [Member] | Progressive Care [Member]
Investment Owned, Balance, Shares From Warrants Exercised (in shares) | shares		130,571
Progressive Care [Member]
Management and Administrative Service Revenue, Per Month | $					$ 20,000	$ 25,000
Proceeds From Management and Administrative Service | $											$ 60,000	$ 50,000	235,000
Fernandez And Barreto [Member] | Progressive Care [Member]
Related Party, Ownership Percentage		53.00%
Related Party [Member]
Notes Receivable, Principal | $	$ 250,000
Notes Receivable, Interest Rate	7.00%
Financing Receivable, before Allowance for Credit Loss | $											$ 260,000		$ 256,000